Financial Risk Management - Summary of Maturity Analysis of Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (63,240)	R$ (86,371)
2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(17,635)
2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(18,788)	(14,254)
2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(14,940)	(12,004)
2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,784)	(9,871)
2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,288)	(8,740)
2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,682)	(7,738)
2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,145)	(6,851)
2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(3,670)	(6,066)
2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,943)	(3,212)
Rio de Janeiro Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(94,988)	(147,187)
Rio de Janeiro Office [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(17,148)
Rio de Janeiro Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(18,990)	(17,148)
Rio de Janeiro Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(18,990)	(17,148)
Rio de Janeiro Office [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(14,905)	(17,148)
Rio de Janeiro Office [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Rio de Janeiro Office [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Rio de Janeiro Office [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Rio de Janeiro Office [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Rio de Janeiro Office [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,359)	(10,003)
São Paulo Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,216)	(3,907)
São Paulo Office [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(2,930)
São Paulo Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,216)	(977)
New York Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(2,256)	(3,114)
New York Office [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(1,038)
New York Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,116)	(1,038)
New York Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,140)	(1,038)
Total contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(98,460)	(154,208)
Total contractual cash flows [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(21,116)
Total contractual cash flows [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(21,322)	(19,163)
Total contractual cash flows [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(20,130)	(18,186)
Total contractual cash flows [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(14,905)	(17,148)
Total contractual cash flows [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Total contractual cash flows [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Total contractual cash flows [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Total contractual cash flows [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,186)	(17,148)
Total contractual cash flows [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (5,359)	R$ (10,003)